Investment in securities - Narrative (Details) - security	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Available-for-sale and held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	68	198
Available-for-sale and held-to-maturity, securities in unrealized loss positions, percentage of portfolio fair value	23.00%	75.00%
Available-for-sale and held-to-maturity, securities in unrealized loss positions, qualitative disclosure, percentage of fair value of affected securities	0.80%	2.60%
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Available-for-sale and held-to-maturity, securities in unrealized loss positions, qualitative disclosure, number of positions	7
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities | Minimum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.11
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.22
Standard & Poor's, AAA To AA Plus Rating | Residential mortgage-backed securities | Maximum
Debt Securities, Available-for-sale [Line Items]
Available-for-sale, securities in unrealized loss positions, weighted average credit support	0.54
Available-for-sale, securities in unrealized loss positions, loan-to-value ratio	0.63